Equity settled share-based payments - Restricted share units (Details)			1 Months Ended				6 Months Ended		12 Months Ended
	Mar. 20, 2024 shares $ / shares	Aug. 27, 2018	Oct. 31, 2024 shares	Oct. 31, 2023 shares	Mar. 31, 2023 shares $ / shares	Oct. 31, 2022 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 CNY (¥) $ / shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 CNY (¥) $ / shares	Jun. 30, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
Equity settled share-based payments
Total compensation expense | ¥							¥ 46,432,000		¥ 85,184,000		¥ 62,882,000		¥ 82,835,000
Restricted share units
Equity settled share-based payments
Number of shares granted				22,472	5,084,800	143,436	125,672		21,597,470		6,561,596
Weighted-average exercise price, granted during the year (in dollars per share) | $ / shares					$ 0.036			$ 5.37		$ 5.47		$ 4.12
Vesting percentage									20.00%
Equity instrument vested									2,087,149
Number of equity instruments, nonvested									18,784,341
Granted fair value share option							¥ 4,812,000	$ 4,812,000	¥ 847,747,000	$ 847,747,000	¥ 186,116,000	$ 186,116,000		$ 118,087,000	$ 674,000	$ 27,004,000
Total compensation expense | ¥							¥ 38,839,000		¥ 79,305,000		¥ 28,963,000
Restricted share units | Minimum
Equity settled share-based payments
Weighted-average remaining contract life of restricted shares		2 years					3 years		3 years		2 years
Restricted share units | Maximum
Equity settled share-based payments
Weighted-average remaining contract life of restricted shares		4 years					5 years		5 years		4 years
Restricted share units | Vesting tranche one
Equity settled share-based payments
Vesting percentage									10.00%
Restricted share units | Vesting tranche two
Equity settled share-based payments
Vesting percentage									10.00%
Restricted share units | Vesting tranche three
Equity settled share-based payments
Vesting percentage									15.00%
Restricted share units | Vesting tranche four
Equity settled share-based payments
Vesting percentage									20.00%
Restricted share units | Vesting tranche five
Equity settled share-based payments
Vesting percentage									45.00%
Restricted share units | Board of directors
Equity settled share-based payments
Number of shares granted	20,871,490		39,300				103,200		686,680		1,333,360
Weighted-average exercise price, granted during the year (in dollars per share) | $ / shares	$ 0.00001							$ 0.036		$ 0.036		$ 0.036